Janus Investment Fund

Class D Shares

INTECH Risk-Managed Core Fund
Janus Balanced Fund
Janus Conservative Allocation Fund
Janus Contrarian Fund
Janus Emerging Markets Fund
Janus Enterprise Fund
Janus Flexible Bond Fund
Janus Fund
Janus Global Bond Fund
Janus Global Life Sciences Fund
Janus Global Real Estate Fund
Janus Global Research Fund	Janus Global Select Fund
Janus Global Technology Fund
Janus Government Money Market Fund
Janus Growth Allocation Fund
Janus Growth and Income Fund
Janus High-Yield Fund
Janus International Equity Fund
Janus Moderate Allocation Fund
Janus Money Market Fund
Janus Overseas Fund
Janus Protected Series – Growth
Janus Real Return Allocation Fund	Janus Research Fund
Janus Short-Term Bond Fund
Janus Triton Fund
Janus Twenty Fund
Janus Venture Fund
Janus Worldwide Fund
Perkins Global Value Fund
Perkins Large Cap Value Fund
Perkins Mid Cap Value Fund
Perkins Small Cap Value Fund
Perkins Value Plus Income Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 1, 2011
to Currently Effective Prospectuses

Effective September 15, 2011, each Fund’s Prospectus is amended as set forth below:

Effective September 15, 2011, the mailing addresses for transaction and account inquiry requests (such as new accounts, purchases, redemptions, exchanges, transfer, and account maintenance) have changed. The new mailing addresses are as follows:

For Regular Mail: Janus P.O. Box 55932 Boston, MA 02205-5932	For Overnight Mail: Janus 30 Dan Road, Suite 55932 Canton, MA 02021-2809

All references to the prior addresses are hereby deleted. In particular,

•	In the “Purchase and Sale of Fund Shares” section found in the Fund Summary for each Fund, the address provided for transactions by mail is Janus, P.O. Box 55932, Boston, MA 02205-5932.

•	In the “Doing Business with Janus” section found in the Shareholder’s Manual for each Fund, the mailing address and overnight mail addresses are updated as noted above.

•	On the back cover of each Fund’s Prospectus, the address reflected is P.O. Box 55932, Boston, MA 02205-5932.

Please note that starting July 1, 2011, Janus will begin transitioning the mail to the new addresses referenced above, therefore, you too can begin mailing your transaction and account inquiry requests via regular mail or overnight mail to the new addresses.

Please retain this Supplement with your records.

Janus Investment Fund

Janus Government Money Market Fund
Janus Money Market Fund

Supplement dated July 1, 2011
to Currently Effective Statement of Additional Information

Effective September 15, 2011, the following replaces the corresponding information for Janus Government Money Market Fund and Janus Money Market Fund (collectively, the “Funds”) in the Statement of Additional Information (“SAI”):

1.	The following replaces the second sentence of the first paragraph found under “Shareholder Accounts” in the SAI:

Applications for specific types of accounts may be obtained by visiting janus.com/individual, calling a Janus representative, or writing to the Funds at P.O. Box 55932, Boston, Massachusetts 02205-5932.

2.	The following replaces the first sentence of the last paragraph found under “Tax-Deferred Accounts” in the SAI:

To receive additional information about Traditional and Roth IRAs, SEPs, Defined Contribution Plans, and Coverdell Education Savings Accounts, along with the necessary materials to establish an account, please visit janus.com/individual, call a Janus representative, or write to the Funds at P.O. Box 55932, Boston, Massachusetts 02205-5932.

Please retain this Supplement with your records.